Long-Term Debt	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Long-Term Debt

11.	Long-Term Debt

Long-term debt consists of the following (in thousands):

	December 31,
	2011	2010
Revolving credit facilities	$6,199	$3,217
Term credit facilities	11,669	2,832
Capital lease obligations	17	31
Total debt and capital lease obligations	17,885	6,080
Less current portion	(8,870)	(6,063)
Total long-term debt and capital lease obligations	$9,015	$17

The annual maturities of long-term debt as of December 31, 2011, were as follows (in thousands):

Long-term
debt
Years Ending December 31,	maturities
2012	$8,870
2013	1,319
2014	1,514
2015	1,711
2016	4,471
Thereafter	-
Total long-term debt maturities	$17,885

Jefferson Electric, Inc. has equipment loans and capital lease obligations that bear interest at rates varying from 0.0% to 18.8% and are repayable in monthly installments.  These obligations are scheduled to be paid in full by December 2013.